As filed with the Securities and Exchange Commission on March 20, 2012

1933 Act File No. 002-78808

1940 Act File No. 811-03541

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 65	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 66	☒

ASSET MANAGEMENT FUND

(Exact Name of Registrant as Specified in Charter)

230 West Monroe Street, Suite 2810

Chicago, Illinois 60606

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 214-1410

(Name and Address of Agent for Service)	Copy to:
Rodger D. Shay, Jr., President Asset Management Fund 230 West Monroe Street, Suite 2810 Chicago, Illinois 60606	Cathy G. O’Kelly, Esq. Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601-1003

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b); or
☐	on (date) pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on (date) pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Asset Management Fund, certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 20th day of March 2012.

Asset Management Fund

By:	/s/ Rodger D. Shay, Jr.
Rodger D. Shay, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on March 20, 2012 by the following persons in the capacities indicated.

SIGNATURE	TITLE	DATE

Rodger D. Shay* Rodger D. Shay	Trustee and Chairman of the Board

/s/ Rodger D. Shay, Jr. Rodger D. Shay, Jr.	Trustee and President (principal executive officer)	March 20, 2012

David F. Holland* David F. Holland	Trustee

Gerald J. Levy* Gerald J. Levy	Trustee and Vice Chairman of the Board

William A. McKenna, Jr.* William A. McKenna, Jr.	Trustee

Maria F. Ramirez* Maria F. Ramirez	Trustee

/s/ Trent M. Statczar Trent M. Statczar	Treasurer (principal financial and accounting officer)	March 20, 2012

Robert T. Podraza *Robert T. Podraza Attorney-In-Fact March 20, 2012

*Original powers of attorney authorizing Rodger D. Shay, Jr. and Robert T. Podraza, to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and filed with Post-Effective Amendment No. 62.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase